Income taxes (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) company	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities	$ 1,963,659	$ 781,899
Deferred tax assets	121,571	131,532
Deferred tax assets, gross	273,700
Valuation allowance on tax assets	152,077	79,393	$ 74,361
Deferred tax liabilities	2,085,230	913,431
Unrecognized tax benefits	$ 37,500	$ 30,700
Local statutory tax rate	12.50%	12.50%	12.50%
Number of significant group of U.S. companies that file a consolidated return | company	1
Ireland
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities	$ 1,974,548	$ 812,372
Valuation allowance on tax assets	$ 10,664	$ 7,536
Local statutory tax rate	12.50%	12.50%	12.50%
Operating loss carryforwards	$ 7,700
Ireland | No expiration date
Income Tax Disclosure [Line Items]
Operating loss carryforwards	13,800,000
United States
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets	$ 112,177	$ 50,805
Local statutory tax rate	21.00%	21.00%	21.00%
Federal and state income tax rate (in percentage)	21.30%
United States | Between 2035 and 2038
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 310,700
United States | No expiration date
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 90,900